Intangible and other assets (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Intangible and other assets
Deferred costs	CAD 73	CAD 75
Investments	68	69
Intangible assets	67	71
Long-term receivables	33	57
Other long-term assets	47	48
Total intangible and other assets	288	320
Investments [Abstract]
Investments, equity method	54	56
Investments, cost method	CAD 14	CAD 13